CONCENTRATIONS (Details Textual)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Continuing Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.00%	6.00%	24.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	11.00%	11.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Continuing Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	67.00%	28.00%	42.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	9.00%	55.00%	51.00%
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	72.00%	74.00%	67.00%